Income Taxes - Schedule of Reconciliation of Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits beginning balance	$ 4,866	$ 4,866
Gross decreases — tax positions in prior period	0	0
Gross increases — tax positions in prior period	0	0
Unrecognized tax benefits ending balance	$ 4,866	$ 4,866